Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Contributions Charged to Expense

at fair market value for the benefit of participants. The Company’s contributions to the plans charged to expense for the years ended December 31, 2014, 2013 and 2012 are as follows:

(in thousands)	2014	2013	2012
TSYS Retirement Savings Plan	$17,531	14,506	13,421
TSYS Stock Purchase Plan	1,288	1,236	1,140